INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

17. INCOME TAXES

        The current and deferred components of income tax expenses (benefits) are as follows:

	For the years ended December 31,
	2010	2011	2012
Income taxes expenses/(benefits):
Current
PRC	64,453	462,022	2,279,819
Hong Kong	91,966	99,884	153,311
Deferred
PRC	(65,366)	(88,364)	(1,110,762)

	91,053	473,542	1,322,368

Cayman Islands

        The Company is a tax-exempt entity incorporated in the Cayman Islands.

British Virgin Islands

        Under the current BVI law, income from Bona International is not subject to taxation.

Hong Kong

        Hong Kong adopts a territorial source principle of taxation. Only profits sourced in Hong Kong are taxable and those sourced elsewhere are not subject to Hong Kong Profits Tax. Provision of $91,966, $99,884 and $153,311 for Hong Kong Profits Tax were made for the years ended December 31, 2010, 2011 and 2012 at the Hong Kong profit tax rate of 16.5%, respectively.

PRC

        The enterprise income tax ("EIT") law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Group's entities operating in the PRC was 25% with the following exceptions.

        Zhejiang Bona was established in Zhejiang in December 2008 as a cultural enterprise and it was exempted from income tax for the years of 2009, 2010 and 2011 pursuant to an approval by the relevant local tax authority in June 2009.

        Xi'an Huitong is established in the western regions of PRC. In 2011, Xi'an Huitong has obtained an approval from its local tax authority for a preferential tax rate of 15% effective from 2011 through 2020.

        The principle components of the Group's deferred income tax assets and liabilities are as follows:

	December 31,
	2011	2012
Deferred tax assets
Allowance for doubtful accounts	218,016	177,225
Accrued Payroll	105,718	143,474
Advertisement Fee	—	1,029
Impairment of production cost	—	330,061
Net operating losses carry forwards	—	393,366
Less: valuation allowance	(308,037)	(74,472)

Total current deferred tax assets	15,697	970,683

Property and equipment	31,560	16,800
ADR reimbursement	317,003	231,288
Net operating loss carry forwards	2,373,502	2,774,644
Less: valuation allowance	(2,401,395)	(2,711,630)

Total non-current deferred tax assets	320,670	311,102

Deferred tax liabilities
Acquired intangible assets	413,219	211,203

Total non-current deferred tax liabilities	413,219	211,203

        The Group had net operating losses of $10,497,931 and $10,735,545 from the Group's PRC and Hong Kong entities as of December 31, 2011 and 2012, respectively. The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. As of December 31, 2011and 2012, valuation allowance was $2,373,502 and $2,698,322, respectively, which were provided against deferred tax assets arising from net operating losses of certain PRC and Hong Kong entities due to the uncertainty of realization.

        The net operating loss carry forwards for the Group's PRC entities as of December 31, 2012 will expire on various dates through 2017. The net operating loss generated by the Group's Hong Kong entities as of December 31, 2012 will be carried forward permanently.

        A reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2010	2011	2012
Net income (loss) before income tax provision	(4,143,261)	15,042,856	(251,618)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense (benefit) at statutory tax rate in the PRC	(1,035,815)	3,760,714	(62,905)
Non-deductible expenses	4,023,013	(296,707)	87,516
Effect of tax holidays and concessions	(3,245,281)	(5,113,717)	(388,904)
Effect of income tax rate difference in other jurisdictions	169,024	1,298,988	1,609,991
Changes in valuation allowance	180,112	824,264	76,670

Income tax expenses	91,053	473,542	1,322,368

        If the tax holidays and concessions primarily including tax exemption and preferential tax rate granted to Zhejiang Bona and Xi'an Huitong were not available, changes in provisions for income taxes and net income per share would have been as follows:

	For the years ended December 31,
	2010	2011	2012
Changes in income tax expenses	3,245,281	5,113,717	388,904
Decrease in net income (increase in net loss) per ordinary share—basic	0.25	0.17	(0.01)
Decrease in net income (increase in net loss) per ordinary share—diluted	0.25	0.17	(0.01)

        There are no ongoing examinations by taxing authorities at this time. Tax years of each of the Group's PRC entities from 2007 through 2012 remain subject to review and potential recourse by the PRC tax authorities.

        The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2012.

        Tax uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the "SAT") issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the "de facto management body" of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

        If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company of approximately $39,476,170 as of December 31, 2012 are considered to be indefinitely reinvested under authoritative pronouncement, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

        Zhejiang Bona, as a cultural enterprise, was exempted from income tax for the year of 2011 as approved by a local tax authority in June 2009. However, according to a notice issued by the State Administration of Taxation, the tax exemptions for cultural enterprises were terminated on December 31, 2010. The Group has confirmed with the local tax authority that the tax exemption approval obtained from them is legally valid and therefore the Group believes this tax exemption benefit is more likely than not to be sustained upon examination and did not recognize any tax expense for Zhejiang Bona for 2011.